Financial liabilties designated at fair value - Summary of Financial Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,220,739	$ 2,099,449
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	94,429	86,832
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	145	135
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,635	6,002
Debt securities
Disclosure of financial liabilities [line items]
Financial liabilities	169,639	155,683
Debt securities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	64,359	57,112
Subordinated Liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	23,831	23,172
Preferred securities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	459	411
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	87,730	75,796
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	30,890	30,113
HSBC Holdings | Debt securities
Disclosure of financial liabilities [line items]
Financial liabilities	51,754	38,571
HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	17,496	16,766
HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	29,271	28,536
HSBC Holdings | Subordinated Liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 13,394	$ 13,347